Investment securities and fair value disclosure - Equity securities summary (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Investment securities and fair value disclosure
Net unrealized gains (losses) recognized during the period for equity securities still held as of the end of the period	¥ (15,264)	¥ 598	¥ 11
Net gains recognized during the period from disposals of equity securities during the period	803	5,120	1
Net gains (losses) recognized during the period on equity securities	(14,461)	5,718	12
Upward adjustments	4,528	15,474
Impairments and downward adjustments	11,031	10,404
Investments in privately held companies recorded using measurement alternative	80,939	81,514
Realized gains or losses on disposal of debt investments	0	0	0
Impairment losses on debt investments	¥ 890	¥ 546	¥ 6